CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                         STRONG MUNICIPAL ADVANTAGE FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                           STRONG TAX-FREE MONEY FUND
                         STRONG WISCONSIN TAX-FREE FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Intermediate Municipal Bond, the Municipal Advantage, the Municipal Money Market, the Short-Term High Yield Municipal, the Tax-Free Money, and the Wisconsin Tax-Free Funds' Prospectuses and Statement of Additional Information each dated March 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 41 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Intermediate Municipal Bond, Strong Municipal Advantage, Strong Municipal Money Market, Strong Short-Term High Yield Municipal, Strong Tax-Free Money, and Strong Wisconsin Tax-Free Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                          STRONG MUNICIPAL FUNDS, INC.



                                          /S/ GILBER L. SOUTHWELL III
                                          ------------------------------------
                                          By:      GILBER L. SOUTHWELL III
                                          Title:   Assistant Secretary


Dated: March 5, 2002